Cover	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2024
Entity File Number	001-35853
Entity Registrant Name	HARVARD APPARATUS REGENERATIVE TECHNOLOGY, INC.
Entity Central Index Key	0001563665
Entity Tax Identification Number	45-5210462
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	84 October Hill Road
Entity Address, Address Line Two	Suite 11
Entity Address, City or Town	Holliston
Entity Address, State or Province	MA
City Area Code	(774)
Local Phone Number	233-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false